Affiliated companies and variable interest entities (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Financial Information for Affiliated Companies Accounted for by Equity Method

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2017	2018
Current assets	11,795,296	12,766,962
Noncurrent assets	11,003,432	12,326,689

Total assets	22,798,728	25,093,651

Current liabilities	7,419,176	8,061,342
Long-term liabilities and noncontrolling interests	5,423,938	5,940,549
Affiliated companies accounted for by the equity method shareholders’ equity	9,955,614	11,091,760

Total liabilities and shareholders’ equity	22,798,728	25,093,651

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	2,845,422	3,162,711

Number of affiliated companies accounted for by the equity method at end of period	54	57

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Net revenues	31,037,029	30,309,263	30,680,535

Gross profit	3,852,899	3,644,267	4,065,344

Net income attributable to affiliated companies accounted for by the equity method	957,742	1,099,080	1,344,687

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	329,099	362,060	470,083

Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2017	2018
Denso Corporation	24.9%	24.4%
Toyota Industries Corporation	24.9%	24.9%
Aisin Seiki Co., Ltd.	24.1%	24.9%
Toyota Tsusho Corporation	22.0%	22.0%
Toyoda Gosei Co., Ltd.	43.0%	43.0%

Account Balances and Transactions with Affiliated Companies

Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2017	2018
Trade accounts and notes receivable, and other receivables	289,406	301,335
Accounts payable and other payables	691,173	736,023

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Net revenues	1,804,493	1,914,318	2,004,632
Purchases	4,359,854	5,357,682	5,749,430